Intangible assets and goodwill (Details 3) ₩ in Thousands	12 Months Ended
Dec. 31, 2025 KRW (₩) shares
Intangible Assets And Goodwill
Beginning Balance | shares
Acquisition | shares	88
Disposal | shares
Ending Balance | shares	88
Beginning Balance
Acquisition	13,823,661
Impairment	(2,897,921)
Other	205,525
Ending Balance	₩ 11,131,265